3. Globe Photo Asset Purchase Agreement (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2018
Repurchase and cancellation of shares, value	$ 8,000	$ 24,000	$ 32,000
Globe [Member]
Repurchase and cancellation of shares, shares			352,941
Repurchase and cancellation of shares, value			$ 120,000